Cash Available for Dividend Payments	12 Months Ended
Dec. 31, 2023
Cash Available for Dividend Payments [Abstract]
Cash available for dividend payments

5. Cash available for dividend payments

Pursuant to the certificate of designation of the Series A Preferred Stock, the Company is required to maintain the funds allocated for the first four (4) quarterly dividend payments in a separate account, for a total of $5.4 million, for use in the payment of dividends to holders of the Series A Preferred Stock. In the event the Company misses a required dividend payment, an additional dividend on the amount of the unpaid portion of the missed dividend will automatically accrue at the regular dividend rate of 12%.

As of December 31, 2023 the Company was unable to maintain this balance and continue funding normal operations. Notwithstanding its inability to maintain funds in a separate account, as of December 31, 2023 the Company had paid all dividend payments required under the certificate of designation of the Series A Preferred Stock.